Consolidated statement of income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Liquids Pipelines	CAD 2,009	CAD 1,755	CAD 1,879
Energy	3,593	4,206	4,091
Revenues	13,449	12,547	11,353
Income from Equity Investments (Note 9)	773	514	440
Operating and Other Expenses
Plant operating costs and other	3,906	3,861	3,303
Commodity purchases resold	2,382	2,172	2,237
Property taxes	569	555	517
Depreciation and amortization	2,055	1,939	1,765
Goodwill and other asset impairment charges (Notes 8, 11 and 12)	1,257	1,388	3,745
Total Operating and Other Expenses	10,169	9,915	11,567
Gain/(Loss) on Assets Held for Sale/Sold (Notes 6 and 26)	631	(833)	(125)
Financial Charges
Interest expense (Note 17)	2,069	1,998	1,370
Allowance for funds used during construction	(507)	(419)	(295)
Interest income and other	(184)	(103)	132
Total Financial Charges	1,378	1,476	1,207
Income/(Loss) before Income Taxes	3,306	837	(1,106)
Income Tax (Recovery)/Expense (Note 16)
Current	149	156	136
Deferred	566	196	(102)
Deferred – U.S. Tax Reform	(804)	0	0
Income Tax (Recovery)/Expense	(89)	352	34
Net Income/(Loss)	3,395	485	(1,140)
Net income attributable to non-controlling interests (Note 19)	238	252	6
Net Income/(Loss) Attributable to Controlling Interests	3,157	233	(1,146)
Preferred share dividends	160	109	94
Net Income/(Loss) Attributable to Common Shares	CAD 2,997	CAD 124	CAD (1,240)
Net Income/(Loss) per Common Share (Note 20)
Basic (in dollars per share)	CAD 3.44	CAD 0.16	CAD (1.75)
Diluted (in dollars per share)	3.43	0.16	(1.75)
Dividends Declared per Common Share (in dollars per share)	CAD 2.50	CAD 2.26	CAD 2.08
Weighted Average Number of Common Shares (millions) (Note 20)
Basic (in shares)	872	759	709
Diluted (in shares)	874	760	709
Canadian Natural Gas Pipelines
Revenues
Revenues	CAD 3,693	CAD 3,682	CAD 3,680
U.S. Natural Gas Pipelines
Revenues
Revenues	3,584	2,526	1,444
Mexico Natural Gas Pipelines
Revenues
Revenues	CAD 570	CAD 378	CAD 259